Offerings - Offering: 1	Nov. 13, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium-Term Notes, Series D
Amount Registered	1,750,000
Proposed Maximum Offering Price per Unit	1.00000
Maximum Aggregate Offering Price	$ 1,750,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 152.25
Offering Note	None